Derivative financial instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Derivative financial instruments
8.	Derivative financial instruments

Derivative financial instruments are contracted to protect the Company’s operations from exchange and interest rate fluctuation risks and are not used for speculation.

As of December 31, 2018, the Company had the following instruments:

•	Non-deliverable forward (NDF), with the purpose of protecting the Company against the risks of exchange rate fluctuations. The fair value is determined by the observable market pricing model.

•

Swap operations, with the main objective of changing the debts index, from floating rates to fixed interest rates or vice versa, exchange of Dollar to Real or Euro and vice versa. The fair values of these instruments are measured by the future flow, determined by applying contractual interest rates to maturity, and discounted to present value at the date of the consolidated financial statements by the prevailing market rates.

•

Transactions with purchase options and currency sale, in order to protect cash flows of wage costs denominated in Reais, against the risk of currency fluctuations. The financial instrument used by the Company is zero-cost collar, which consists of the purchasing of a put option and the sale of a call option, contracted with the same counterparty and with a zero net premium. The fair value of this instrument is determined by the observable market pricing model (through market information providers) and widely used by market participants to measure similar instruments.

Purpose	Risk	Counterparty	Settlement date	12.31.2018	12.31.2017
Derivatives designated as hedge accounting
Expenses in Brazilian Reais (i)	Exchange rate	Citibank BofaMLynch Santander BNP Paribas Bradesco Itau BBA	2019 — 2019 2019 2019 2019	(1.9) — (1.2) (1.2) (1.9) (1.3)	0.8 0.3 1.4 1.3 — —
Export financing (ii)	Interest rate	Bradesco BofaMLynch Santander	— — 2019	— — 0.9	3.7 4.5 5.0
Project development (ii)	Interest rate	Itau BBA Votorantim BofaMLynch Santander HSBC Société Générale Safra Morgan Stanley S/A Bradesco	2023 2022 2022 2022 2022 2022 2022 2022 2022	0.3 0.3 0.5 1.7 0.3 0.2 0.1 1.7 0.4	0.3 0.5 0.7 2.7 0.4 0.2 0.2 3.0 0.7
Investments	Interest rate	Bradesco Santander BNP Paribas	— — —	— — —	(1.1) (0.1) (0.1)
Export	Exchange rate and Interest rate	Santander	—	—	(0.1)
Export (iii)	Interest rate	Itau BBA	2027	2.3	0.5

Other Derivatives				1.2	24.8

Recourse and non-recourse debt (iv)	Interest rate	Natixis	2022	0.3	1.0
Acquisition of property, plant and equipment (v)	Interest rate	Compass Bank	2024	(0.1)	(0.2)
Export (vi)	Exchange rate	Santander Totta Natixis BNP Paribas	2019 — —	— — —	— (0.3) 0.1

				0.2	0.6

				1.4	25.4

(i)

Zero-cost collar financial instruments, designated as cash flow hedge, in the total amount of US$ 296.7, through purchase of a put option at the weighted average exercise price of R$ 3.43 and through the sale of a call option at the weighted average exercise price of R$ 4.10 for the year of 2019.

(ii)

Interest rate swap, designated as fair value hedge, of US$ 277.6 related to the Export and Project Development debt lines, subject to a weighted average fixed interest rate of 4.51% p.a. to a weighted average floating rate equivalent to 34.49% p.a. of CDI index (Interbank Deposit Certificate).

(iii)	Interest rate swap, designated as cash flow hedge, which converted 6-month LIBOR interest rate to a fixed interest rate of 2.37% p.a., related to US$ 100.0 debt.
(iv)	Interest rate swap, which converted the amount of US$ 7.3 of recourse and non-recourse debt from a weighted average fixed rate of 8.4% p.a. to a floating rate equivalent to LIBOR 6 months + 1.15% p.a.
(v)	Interest rate swap, related to operation in the amount of US$ 3.2, which converted a floating interest rate of LIBOR 1 month + 2.44% p.a. for fixed rate of 5.23% p.a.
(vi)	Non-deliverable forward instruments in the amount of US$ 2.5 for exchange of US Dollars to Euro.

As of December 31, 2018, loans and financing measured as at amortized cost amounted to US$ 3,647.6, and US$ 3,648.4 considering the effect of fair value of hedged risks by the hedge structures (As of December 31, 2017 US$ 4,198.3 and US$ 4,198.5, respectively).

The hedge effectiveness determined for the fair value and cash flow hedges in the inception date was 1:1 and 1:1, respectively. Considering changes in the discounted value of hedge instruments not yet liquidated since January 1st and in the value of hedged risk applied to determine the effectiveness relationship, the hedge effectiveness was 1:1.0056 and 1:1.1521 (1:1.0008 and 1:1.0303 as of December 31, 2017).

As of December 31, 2018 and 2017, the fair value of the derivative financial instruments was recorded in the consolidated statements of financial position as follows:

	12.31.2018	12.31.2017
Assets
Current portion	5.4	29.5
Non-current	4.1	4.8
Liabilities
Current portion	(8.1)	(8.8)
Non-current	—	(0.1)

Net derivative financial instruments	1.4	25.4